Amounts Receivable and Other Assets	12 Months Ended
Jul. 31, 2018
Amounts Receivable And Other Assets
Amounts Receivable and Other Assets
3.	Amounts Receivable and Other Assets

	July 31, 2018	July 31, 2017
Current:
Sales tax receivable	$1,321	$1,191
Prepaid insurance	6,491	5,051
Vendor credit	16	–
Total	$7,828	$6,242